Schedule of investments
Optimum Small-Mid Cap Growth Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.40%♣
Communication Services — 1.54%
Lionsgate Studios †	172,858	$ 1,004,305
Starz Entertainment †	11,524	185,185
TKO Group Holdings	52,881	9,621,698
		10,811,188
Consumer Discretionary — 12.57%
Academy Sports & Outdoors	48,029	2,152,180
Birkenstock Holding †	48,054	2,363,296
Boot Barn Holdings †	21,096	3,206,592
Burlington Stores †	11,974	2,785,631
Champion Homes †	47,053	2,945,988
Chewy Class A †	83,308	3,550,587
Dutch Bros Class A †	60,990	4,169,886
Etsy †	49,494	2,482,619
Five Below †	56,152	7,366,019
Grand Canyon Education †	18,662	3,527,118
International Game Technology	207,249	3,276,607
Life Time Group Holdings †	80,078	2,428,766
Modine Manufacturing †	32,864	3,237,104
National Vision Holdings †	76,569	1,761,853
Ollie's Bargain Outlet Holdings †	28,242	3,721,731
On Holding Class A †	100,739	5,243,465
Patrick Industries	42,150	3,889,181
Planet Fitness Class A †	32,153	3,506,285
Shake Shack Class A †	25,757	3,621,434
Somnigroup International	61,688	4,197,868
Sportradar Group Class A †	116,390	3,268,231
Tapestry	50,361	4,422,200
Valvoline †	70,682	2,676,727
Viking Holdings †	33,411	1,780,472
Wingstop	20,549	6,919,670
		88,501,510
Consumer Staples — 5.09%
BJ's Wholesale Club Holdings †	30,224	3,259,054
Celsius Holdings †	206,340	9,572,112
Dollar Tree †	36,062	3,571,580
elf Beauty †	34,725	4,321,179
Maplebear †	105,645	4,779,380
Oddity Tech Class A †	42,970	3,242,946
Performance Food Group †	36,421	3,185,745
SunOpta †	309,522	1,795,228
Vital Farms †	55,750	2,147,490
		35,874,714
Energy — 2.41%
Flowco Holdings Class A	117,091	2,085,391
Gulfport Energy †	55,777	11,220,659
TechnipFMC	105,479	3,632,697
		16,938,747
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials — 12.43%
Baldwin Insurance Group †	81,135	$ 3,473,389
BGC Group Class A	610,037	6,240,679
Bowhead Specialty Holdings †	78,572	2,948,807
Chime Financial Class A †	71,585	2,470,398
Coastal Financial †	38,086	3,689,391
DigitalBridge Group	213,980	2,214,693
Essent Group	58,885	3,576,086
Evercore Class A	12,569	3,393,881
Glacier Bancorp	59,868	2,579,113
Invesco	205,826	3,245,876
Lazard	186,619	8,953,980
Marex Group	98,217	3,876,625
Palomar Holdings †	19,457	3,001,242
Pinnacle Financial Partners	48,389	5,342,630
Robinhood Markets Class A †	41,746	3,908,678
Rocket Class A	437,664	6,206,076
Ryan Specialty Holdings	47,786	3,248,970
Shift4 Payments Class A †	28,267	2,801,542
Skyward Specialty Insurance Group †	65,318	3,774,727
SoFi Technologies †	179,424	3,267,311
Stifel Financial	43,059	4,468,663
Triumph Financial †	44,299	2,441,318
Virtu Financial Class A	53,115	2,379,021
		87,503,096
Healthcare — 18.48%
Adaptive Biotechnologies †	660,056	7,689,652
ADMA Biologics †	286,089	5,209,681
Alkermes †	74,324	2,126,410
Amicus Therapeutics †	285,053	1,633,354
ANI Pharmaceuticals †	38,545	2,515,061
ARS Pharmaceuticals †	128,203	2,237,142
Artivion †	89,077	2,770,295
Ascendis Pharma ADR †	12,107	2,089,668
Avantor †	201,745	2,715,488
Axsome Therapeutics †	20,855	2,177,053
Azenta †	44,089	1,357,059
BioLife Solutions †	103,677	2,233,203
Bridgebio Pharma †	43,322	1,870,644
BrightSpring Health Services †	76,296	1,799,823
Ceribell †	95,764	1,793,660
CONMED	31,630	1,647,290
Corcept Therapeutics †	38,767	2,845,498
Cytokinetics †	43,872	1,449,531
Dynavax Technologies †	195,069	1,935,084
Establishment Labs Holdings †	62,284	2,660,150
Evolent Health Class A †	195,980	2,206,735
GeneDx Holdings †	24,086	2,223,379
Guardant Health †	75,350	3,921,214
NQ- OPTSG [0625] 0825 (4730784)    1

Schedule of investments
Optimum Small-Mid Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Haemonetics †	47,900	$ 3,573,819
HealthEquity †	24,774	2,595,324
Insmed †	54,438	5,478,640
iRhythm Technologies †	57,523	8,856,241
Kiniksa Pharmaceuticals International †	80,685	2,232,554
Madrigal Pharmaceuticals †	4,643	1,405,158
Natera †	30,834	5,209,096
Neurocrine Biosciences †	18,952	2,382,077
Ocular Therapeutix †	242,039	2,246,122
Penumbra †	11,112	2,851,673
Phreesia †	91,391	2,600,988
Privia Health Group †	94,632	2,176,536
Revolution Medicines †	39,638	1,458,282
SI-BONE †	99,758	1,877,446
Stevanato Group	130,917	3,198,302
Tempus AI †	39,538	2,512,244
TransMedics Group †	28,584	3,830,542
Twist Bioscience †	60,774	2,235,875
Ultragenyx Pharmaceutical †	53,475	1,944,351
Vericel †	59,643	2,537,810
Viridian Therapeutics †	127,797	1,786,602
WaVe Life Sciences †	184,901	1,201,856
Waystar Holding †	167,159	6,831,788
		130,130,400
Industrials — 23.27%
AAON	37,685	2,779,269
AAR †	41,915	2,883,333
Advanced Drainage Systems	31,430	3,610,050
AeroVironment †	12,811	3,650,494
Applied Industrial Technologies	20,307	4,720,362
Arcosa	19,014	1,648,704
Boise Cascade	20,217	1,755,240
CECO Environmental †	83,078	2,351,938
Comfort Systems USA	8,994	4,822,673
Construction Partners Class A †	37,427	3,977,742
Core & Main Class A †	58,032	3,502,231
Crane	36,873	7,001,814
Driven Brands Holdings †	90,203	1,583,965
Dycom Industries †	14,706	3,593,999
EMCOR Group	9,186	4,913,500
Everus Construction Group †	126,212	8,018,248
Flowserve	71,647	3,750,720
FTAI Aviation	25,488	2,932,140
FTI Consulting †	13,151	2,123,887
Generac Holdings †	16,845	2,412,372
GXO Logistics †	56,592	2,756,030
JBT Marel	22,509	2,706,932
KBR	67,171	3,220,178
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Kirby †	31,123	$ 3,529,659
Knight-Swift Transportation Holdings	47,033	2,080,270
Kratos Defense & Security Solutions †	131,315	6,099,582
MasTec †	31,031	5,288,613
Montrose Environmental Group †	69,225	1,515,335
MYR Group †	19,811	3,594,706
nVent Electric	77,195	5,654,534
Parsons †	25,146	1,804,728
Paycom Software	25,040	5,794,256
RB Global	18,081	1,920,021
RBC Bearings †	22,725	8,744,580
Regal Rexnord	57,316	8,308,527
Rocket Lab †	88,937	3,181,277
SPX Technologies †	27,067	4,538,595
SS&C Technologies Holdings	42,087	3,484,804
Verra Mobility †	161,973	4,112,494
Wabash National	101,439	1,078,297
Xometry Class A †	135,782	4,588,074
XPO †	38,606	4,875,552
Zurn Elkay Water Solutions	80,039	2,927,026
		163,836,751
Information Technology — 20.84%
Advanced Energy Industries	26,008	3,446,060
Agilysys †	29,562	3,388,988
Allegro MicroSystems †	228,582	7,815,219
AvePoint †	132,653	2,561,529
Box Class A †	134,100	4,582,197
Braze Class A †	67,521	1,897,340
Ciena †	43,066	3,502,558
Clearwater Analytics Holdings Class A †	103,217	2,263,549
Confluent Class A †	263,897	6,578,952
CyberArk Software †	11,242	4,574,145
FormFactor †	59,823	2,058,509
Freshworks Class A †	183,728	2,739,384
IonQ †	58,202	2,500,940
Itron †	24,469	3,220,854
JFrog †	90,506	3,971,403
LiveRamp Holdings †	70,782	2,338,637
Lumentum Holdings †	55,724	5,297,123
MARA Holdings †	427,900	6,709,472
nCino †	82,288	2,301,595
Nutanix Class A †	38,104	2,912,670
OSI Systems †	8,965	2,015,870
PAR Technology †	53,782	3,730,857
Procore Technologies †	38,642	2,643,886
PTC †	25,679	4,425,519

2    NQ- OPTSG [0625] 0825 (4730784)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Pure Storage Class A †	99,125	$ 5,707,617
Q2 Holdings †	27,789	2,600,773
Rambus †	139,585	8,936,232
SentinelOne Class A †	116,511	2,129,821
SiTime †	28,300	6,030,164
Sprout Social Class A †	50,075	1,047,068
Synaptics †	40,251	2,609,070
Teradyne	23,016	2,069,599
Trimble †	130,973	9,951,329
Twilio Class A †	76,525	9,516,649
Unity Software †	108,569	2,627,370
Varonis Systems †	68,802	3,491,702
Vertex Class A †	72,393	2,558,007
		146,752,657
Materials — 1.22%
Element Solutions	189,915	4,301,575
Sensient Technologies	16,977	1,672,574
Steel Dynamics	20,671	2,646,094
		8,620,243
Real Estate — 0.55%
Jones Lang LaSalle †	15,095	3,860,999
		3,860,999
Total Common Stocks (cost $616,725,596)		692,830,305

Short-Term Investments — 1.79%
Money Market Mutual Funds — 1.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	3,150,437	3,150,437
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	3,150,438	3,150,438
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	3,150,437	$ 3,150,437
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	3,150,437	3,150,437
Total Short-Term Investments (cost $12,601,749)		12,601,749

Total Value of Securities—100.19% (cost $629,327,345)		705,432,054
Liabilities Net of Receivables and Other Assets—(0.19%)		(1,343,187)
Net Assets Applicable to 50,773,544 Shares Outstanding—100.00%		$704,088,867
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- OPTSG [0625] 0825 (4730784)    3